Registration No. 333-149215
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 11
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 151
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 246-5688
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Depositor's Telephone Number, including Area Code

Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)
Please send copies of all communications to
Joan Boros
Stradley Ronan Stevens & Young LLP
1250 Connecticut Avenue N.W.
Suite 500
Washington, D.C. 20036
Principal Executive Variable Universal Life II
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)

_____	immediately upon filing pursuant to paragraph (b) of Rule 485

_XX _	on July 12, 2014 pursuant to paragraph (b) of Rule 485

_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

EXPLANATORY NOTE

Registrant is filing this post-effective amendment (this “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2014 (as supplemented on June 4, 2014) for the Principal Executive Variable Universal Life II policy. This Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SUPPLEMENT DATED JULY 12, 2014
TO THE PROSPECTUS FOR
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II
DATED MAY 1, 2014
(as supplemented on June 4, 2014)
This supplement updates information in the prospectus for Principal Executive Variable Universal Life II (the “Policy”) issued by Principal Life Insurance Company through the Principal Life Insurance Company Variable Life Separate Account. Retain this supplement with the prospectus.

Cover Page:
Delete the second and third sentences from the first paragraph on the cover page, and combine the second paragraph with the first paragraph. As revised, the first paragraph states as follows:
This prospectus describes an individual flexible variable universal life insurance policy offered by the Company. As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.
On page 19, under “CHARGES AND DEDUCTIONS - Optional Insurance Benefits Charges,” add:
Modified Cash Surrender Value Rider
There is no charge for this rider.
On page 24, under “GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits,” replace the information under “Enhanced Cash Surrender Value Rider” with the following:
Enhanced Cash Surrender Value Rider
Prior to July 26, 2014, this rider was automatically added to all Policies at issue.

For Policies with an effective date of July 26, 2014 or later, this rider is available only for certain Policies owned by corporations, employers, trusts, associations or similar entities in connection with financing non-qualified executive deferred compensation plans, salary continuation plans, post-employment benefits or similar purposes, and that qualify for this rider under our then-current underwriting guidelines based on relatively larger plan premium levels. This rider is not available for Policies that do not meet the plan premium levels for the rider required by our underwriting guidelines, or for Policies marketed as Principal VUL-Business (as defined below).

You will receive information from your registered representative prior to purchase that explains whether the Enhanced Cash Surrender Value Rider would apply to you based on premium levels.

If you qualify for the Enhanced Cash Surrender Value Rider, this rider is automatically added to your Policy at issue. If you surrender this Policy in full, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. Additionally, you can terminate the rider by providing us notice to cancel it. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of Surrender for the rider benefit will be based on the Policy Date.
There is no charge for this rider. However, a sufficient plan premium level is required for this rider to be available.

For Policies with a policy date January 1, 2014 and later*:

Policy Year of Surrender	Additional Amount
1	7.90% of premium received since issue less partial surrenders
2	9.80% of premium received since issue less partial surrenders
3	9.80% of premium received since issue less partial surrenders
4	9.35% of premium received since issue less partial surrenders
5	8.85% of premium received since issue less partial surrenders
6	8.15% of premium received since issue less partial surrenders
7	7.45% of premium received since issue less partial surrenders
8	6.20% of premium received since issue less partial surrenders
9	4.95% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders

*	In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.
For Policies with a policy date before January 1, 2014:

Policy Year of Surrender	Additional Amount
1	9.00% of premium received since issue less partial surrenders
2	11.25% of premium received since issue less partial surrenders
3	11.50% of premium received since issue less partial surrenders
4	11.50% of premium received since issue less partial surrenders
5	11.25% of premium received since issue less partial surrenders
6	10.00% of premium received since issue less partial surrenders
7	8.75% of premium received since issue less partial surrenders
8	7.50% of premium received since issue less partial surrenders
9	6.25% of premium received since issue less partial surrenders
10	5.05% of premium received since issue less partial surrenders
11	3.10% of premium received since issue less partial surrenders
12	1.25% of premium received since issue less partial surrenders
13+	0.00% of premium received since issue less partial surrenders
Under “GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits,” immediately after “Enhanced Value Cash Surrender Rider,” add the following:
Modified Cash Surrender Value Rider (Available to Policies with a policy date July 26, 2014 and Later)*
This rider is available to Policies owned by corporations, employers, trusts, associations or similar entities in connection with financing non-qualified executive deferred compensation plans, salary continuation plans, post-employment benefits or similar purposes that do not qualify for the Enhanced Cash Surrender Value due to relatively smaller plan premium levels.
This rider is also available to Policies owned or sponsored by businesses or employers for such purposes as financing supplemental retirement benefits, business transfer plans, business protection designs, or other similar purposes; for such business and case designs sold with this rider, the Policy is known as Principal VUL-Business.
You will receive information from your registered representative prior to purchase that explains whether the Modified Cash Surrender Value Rider would apply to you based on premium levels.

2

This rider is automatically added to all Policies at issue, unless you qualify for the Enhanced Cash Surrender Value Rider described above. If you surrender this Policy in full, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. Additionally, you can terminate the rider by providing us notice to cancel it. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of Surrender for the rider benefit will be based on the Policy Date.
There is no charge for this rider.
* In states where approved.

Policy Year of Surrender	Additional Amount
1	2.75% of premium received since issue less partial surrenders
2	1.75% of premium received since issue less partial surrenders
3	1.00% of premium received since issue less partial surrenders
4	0.50% of premium received since issue less partial surrenders
5	0.25% of premium received since issue less partial surrenders
6+	0.00% of premium received since issue less partial surrenders

3

Part C
Other Information
Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement (Incorporated by Reference from Exhibit (c1) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)
	(2)	Selling Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 10/24/2007, File No. 333-146532)
	(3)	Registered Representative Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 10/24/2007, File No. 333-146532)

(d)	Contracts (Exhibits (d1) through (d7) Incorporated by Reference from Exhibits (d1) through (d7) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

	(1)	Form of Specimen Variable Life Contract
	(2)	Form of Specimen Change of Insured Rider
	(3)	Form of Specimen Death Benefit Guarantee Rider
	(4)	Form of Enhanced Cash Surrender Value Rider
	(5)	Form of Specimen Extended Coverage Rider
	(6)	Form of Specimen Supplemental Benefit Rider
	(7)	Form of Specimen Life Paid-up Rider
	(8)	Form of Modified Cash Surrender Value Rider *

(e)	Applications (Exhibits (e1) through (e3) Incorporated by Reference from Exhibits (e1) through (e3) to Registrant's filing on Form N-6 on 12/13/2008)(Accession No. 0000950137-08-002148)

	(1)	Form of Specimen Life Insurance Application
	(2)	Form of Specimen Guaranteed/Simplified Issue Life Insurance Application
	(3)	Form of Specimen Multi-Life Guaranteed Issue Life Insurance Application
	(4)	Form of Specimen Supplemental Application (Incorporated by Reference from Exhibit (e5) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)
	(2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(g)	Reinsurance Contracts

The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements

1. AllianceBernstein
(a)
Administrative Services Agreement dated December 13, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)
Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Incorporated by Reference from Exhibit (h)(2)(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

3. [Reserved.]

4. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
FORM OF Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 (Incorporated by Reference from Exhibit (h)(4)(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(d)
FORM OF Amendment to Consolidated Administrative Services Agreement dated April 30, 2014 (Incorporated by Reference form Exhibit (h)(4)(d) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(b)	Administrative Services Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

6. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(a) on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Administrative Services Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(b) on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Incorporated by Reference from Exhibit (h)6(c) on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Incorporated by Reference from Exhibit (h)6(d) on 04/30/2014 (Accession No. 0000812797-14-000039)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(d)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(e)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Participation Agreement dated April 15, 2011 (Incorporated by Reference from Exhibit (h)7(g) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(h)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Incorporated by Reference from Exhibit (h)7(h) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(i)	Amendment 3 to Participation Agreement dated April 25, 2012 (Incorporated by Reference from Exhibit (h)7(i) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(j)
Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Incorporated by Reference from Exhibit (h)7(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

8. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Incorporated by Reference from Exhibit (h)8(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

9. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

10. Franklin Templeton
(a)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(i)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(j)	Amendment 4 to Participation Agreement dated September 16, 2013 (Incorporated by Reference from Exhibit (h)10(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

12. Janus
(a)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(i)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(o)	Amendment 8 to Participation Agreement dated February 24, 2012 (Incorporated by Reference from Exhibit (h)12(o) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

13. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Amendment and Restated Fund/Serv Supplement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Administrative Services Letter dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

14. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

15. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

16. PIMCO
(a)	Participation Agreement dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Novation and Amendment dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Novation 1 dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Novation 2 dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(d) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(e)
Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(f)
Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(f) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(g)
Assignment and Amendment to Services Agreement dated March 29, 2012 (Incorporated by Reference from Exhibit (h)16(g) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(h)	Instrument of Accession and Amendment dated August, 29, 2012 (Incorporated by Reference from Exhibit (h)16(h) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

17. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Incorporated by Reference from Exhibit (h)17(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Incorporated by Reference from Exhibit (h)17(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Rule 12b-1 Letter dated December 30, 2009 (Incorporated by Reference from Exhibit (h)17(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)17(f) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(g)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

18. Putnam
(a)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

19. TOPS (Northern Lights)
	(a)	Participation Agreement dated May 1, 2012 (Incorporated by Reference from Exhibit (h)19(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

20. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Incorporated by Reference from Exhibit (h)20(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

21. Vanguard
	(a)	Participation Agreement dated April 30, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(b)	Amendment to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(c)	Amendment 1 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(d)	Amendment 2 to Participation Agreement dated April 15, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(e)	Amendment 3 to Participation Agreement dated September 11, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(f)	Amendment 4 to Participation Agreement dated April 24, 2012 (Incorporated by Reference from Exhibit (h)21(f) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(i)	Administration Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)

(l)	Actuarial Opinion (Incorporated by Reference from Exhibit (l) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

(m)	Calculations (Incorporated by Reference from Exhibit (l) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

(n)	Other Opinions
(1) Consent of Ernst & Young LLP -- N/A
(2)
Powers of Attorney (Incorporated by Reference from Exhibit (n2) to Registrant's filing on Form N-6 on 7/21/2008)(Accession No. 0000950137-08-009514); Registrant's Filing on Form N-6 on 4/27/2011 (Accession No. 0000898745-11-000225); and Registrant's Filing on Form N-6 on 4/23/2012 (Accession No. 0000898745-12-000375))

(3) Opinion of Counsel *

(o)	Omitted Financial Statements - N/A

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption (6e-2(b)(12)(ii) or 6e-3(T) (Incorporated by Reference from Exhibit (q) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)

* Filed herein

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place, Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Apple Inc. 1 Infinite Loop Cupertino, CA 95014	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER(2)	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON(2)	Vice President and Treasurer
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER(2)	Executive Vice President
NORA M. EVERETT(2)	Senior Vice President Retirement and Investor Services
DANIEL J. HOUSTON(2)	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER(2)	Senior Vice President - Investment Services
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
TIMOTHY J. MINARD(2)	Senior Vice President - Distribution
MARY A. O'KEEFE(2)	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Investor Services
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
DEANNA D. STRABLE(2)	Senior Vice President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
ROBERTO WALKER(3)	Senior Vice President and President , Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2013 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2013)

PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
ˆPrincipal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50.01
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments Ltd.*#	Cayman Islands	66
-->Claritas Participacoes S.A.*#	Brazil	81
-->Claritas Administracao de Recursos LTDA *#	Brazil	77
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->CIMB - Principal Asset Management Berhad (Malaysia) *	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (Singapore) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company(Asia) Limited*#	Hong Kong	100
-->PrinCorp Wealth Advisors (Asia) Limited *#	Hong Kong	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero *#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Global Investors Holding Company, Inc.*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Investors (Europe) Limited*#	United Kingdom	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) Ltd.*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	66
-->Principal Trustee Company Private Limited*#	India	65
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->PGI Origin Holding Company Ltd.*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	74

-->PGI Finisterre Holding Company Ltd.	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	51
-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	89
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	70
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, Ltd.*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, Ltd.*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	59
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100

-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100
-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General De Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios De Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Principal Institutional Chile S.A. *#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	94
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal Edge Network Holdings, Inc.*#	Delaware	100
-->Principal Edge Network - Georgia, LLC*#	Delaware	100
-->Principal Edge Network - Dallas Ft. Worth, Inc.*#	Delaware	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond and Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
The Principal
Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

Michael J. Beer	President and Director
The Principal
Financial Group(1)

Tracy W. Bollin	Chief Financial Officer
The Principal
Financial Group(1)

David J. Brown	Senior Vice President
The Principal
Financial Group(1)

Teresa M. Button	Vice President and Treasurer
The Principal
Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
The Principal
Financial Group(1)

Gregory B. Elming	Director
The Principal
Financial Group(1)

Nora M. Everett	Chairman and Chief Executive Officer
The Principal
Financial Group (1)

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Stephen G. Gallaher	Assistant General Counsel
The Principal	and Assistant Corporate Secretary
Financial Group(1)

Curtis Hollebrands	AML Officer
The Principal
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal
Financial Group(1)

Julie LeClere	Senior Vice President, Managing Director
The Principal
Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
The Principal
Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
The Principal Financial Group (1)

John Wetherell	Private Funds CCO - Princor
The Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$12,725,091.12	—	—	—

Item 31. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 32. Management Services
N/A
Item 33. Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of June, 2014.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman		June 27, 2014
L. D. Zimpleman	Chairman of the Board
Chairman, President and Chief Executive Officer

/s/ A. R. Sanders		June 27, 2014
A. R. Sanders	Senior Vice President and Controller
(Principal Accounting Officer)

/s/ T. J. Lillis		June 27, 2014
T. J. Lillis	Executive Vice President and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	June 27, 2014
B. J. Bernard

(J. Carter-Miller)*	Director	June 27, 2014
J. Carter-Miller

(G. E. Costley)*	Director	June 27, 2014
G. E. Costley

(M.T. Dan)*	Director	June 27, 2014
M. T. Dan

(D. H. Ferro)*	Director	June 27, 2014
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	June 27, 2014
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	June 27, 2014
S. L. Helton

(R. L. Keyser)*	Director	June 27, 2014
R. L. Keyser

(L. Maestri)*	Director	June 27, 2014
L. Maestri

(E. E. Tallett)*	Director	June 27, 2014
E. E. Tallett

*By	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

* Pursuant to Powers of Attorney Previously Filed as Exhibit (n2) to:
Registrant's filing on Form N-6 on 7/21/2008(Accession No. 0000950137-08-009514);
Registrant's Filing on Form N-6 on 4/27/2011 (Accession No. 0000898745-11-000225); and
Registrant's Filing on Form N-6 on 4/23/2012 (Accession No. 0000898745-12-000375).